Loans Payable	12 Months Ended
Dec. 31, 2014
Loans Payable [Abstract]
LOANS PAYABLE

NOTE 11 – LOANS PAYABLE

Short-term Loans

Short-term bank loan represents an amount due to a bank that is due within one year. This loan can be renewed with the bank upon maturity. At December 31, 2014 and 2013, short-term bank loans consisted of the following:

	December 31,
	2014	2013
Loan payable to Bank of China, annual interest rate of 6%, due by November 20, 2014 with buildings and land use rights provided by the shareholders as collateral.	$-	$4,582,351
Loan payable to Bank of China, annual interest rate of 5.6%, due by November 27, 2015 with buildings and land use rights provided by the shareholders as collateral.	4,561,375	-
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by January 29, 2014, guaranteed by Enshi Zhou Nongfa Credit Guarantee Co., Ltd.	-	818,277
Loan payable to Hubei Bank, annual interest rate of 6%, due by March 30, 2014, guaranteed by Hubei Xiangyue Professional Guarantee Service Co., Ltd., a major shareholder, and 2 individuals, Fuming Fan and Yulan Tian	-	1,309,243
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by September 24, 2014 with buildings provided by major shareholder as collateral and guaranteed by the same shareholder.	-	1,636,554
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by November 21, 2014, with buildings and land use rights provided by Laifeng Anpulo Yunxing Transportation Co., Ltd. as collateral and guaranteed by the major shareholders. This loan had been early repaid by September 28, 2014.	-	1,636,554
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by January 15, 2015, guaranteed by Enshi Zhou Nongfa Credit Guarantee Co., Ltd. The loan had been repaid in January 6, 2015.	1,629,062	-
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by September 28, 2015, with the Company’s property and equipment as collateral.	3,095,219	-
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by September 15, 2014 with buildings and land use rights provided by 2 individuals, Benshuang Yao and Youxiang Zhou as collateral.	-	2,454,831
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by September 9, 2015 with buildings and land use rights provided by 2 individuals, Benshuang Yao and Youxiang Zhou as collateral.	2,117,782	-
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by March 17, 2015 with RMB 8 million as collateral which had been reported as restricted cash. The loan had been repaid in March 17, 2015.	1,172,925	-
Loan payable to Laifeng County Small Business Loan Guarantee Company, annual interest rate of 9.72%, due by March 18, 2014 but had been extended to March 18, 2015. The loan was under negotiation with Laifeng County Small Business Loan Guarantee Company for loan extension. Until the date of this report, the negotiation was still in the process.	195,487	196,386
Loan payable to Laifeng County Small Business Loan Guarantee Company, annual interest rate of 9.72%, due by April 21, 2014 but had been extended to April 21, 2015. The loan was under negotiation with Laifeng County Small Business Loan Guarantee Company for loan extension. Until the date of this report, the negotiation was still in the process.	570,172	572,794
Loan payable to Laifeng County Small Business Loan Guarantee Company, annual interest rate of 9.72%, due by May 14, 2014 but had been extended to May 14, 2015. The loan was under negotiation with Laifeng County Small Business Loan Guarantee Company for loan extension. Until the date of this report, the negotiation was still in the process.	570,172	572,794
Loan payable to Laifeng County Finance Bureau without interest burden, due by November 10, 2014 which had been early repaid in February 2014.	-	1,636,555

	$13,912,194	$15,416,339